Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 2) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Buildings	Dec. 31, 2013 Machinery and equipment Minimum	Dec. 31, 2013 Machinery and equipment Maximum	Dec. 31, 2013 Furniture and fixtures Minimum	Dec. 31, 2013 Furniture and fixtures Maximum	Dec. 31, 2013 Motor vehicles Minimum	Dec. 31, 2013 Motor vehicles Maximum
Property, Plant and Equipment
Estimated useful lives				30 years
Estimated useful lives					4 years	25 years	3 years	5 years	8 years	10 years
Project assets
Construction in progress	$ 59	356	63